LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
LEASE LIABILITY
Summary of lease liability

Total
Balance at January 1, 2019	$1,289,106

Interest expense	128,911
Lease payments	(513,138)
Balance at December 31, 2019	$904,879

Lease Liability, current	$436,352
Lease Liability, non-current	$468,527

Addition and lease modification	478,280
Interest expense	106,843
Lease payments	(550,211)
Balance at December 31, 2020	$939,791

Lease Liability, current	$342,910
Lease Liability, non-current	$596,881

Interest expense	97,337
Lease payments	(491,331)
Balance at December 31, 2021	$545,797

Lease Liability, current	$273,145
Lease Liability, non-current	$272,652

The maturity analysis of the undiscounted contractual balances of the lease liabilities is as follows:
In one year or less	$364,672
In more than one year, but not more than five years	309,029
$673,701